Expense Example {- Health Care Portfolio} - 02.28 VIP Health Care Portfolio_Service Class 2_PRO-03 - Health Care Portfolio - Service Class 2	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 91
3 years	284
5 years	493
10 years	$ 1,096